UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-249

Exact name of registrant as specified in charter:
Delaware Group Equity Funds I

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Balanced Fund

April 30, 2008

Value equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	5

Statement of operations	34

Statements of changes in net assets	36

Financial highlights	38

Notes to financial statements	48

About the organization	60

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period November 1, 2007 to April 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 to April 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Balanced Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/07	4/30/08	Expense Ratio	11/1/07 to 4/30/08*
Actual Fund return
Class A	$1,000.00	$ 924.10	1.22%	$ 5.84
Class B	1,000.00	920.50	2.00%	9.55
Class C	1,000.00	920.40	2.00%	9.55
Class R	1,000.00	922.60	1.50%	7.17
Institutional Class	1,000.00	925.30	1.00%	4.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.22%	$ 6.12
Class B	1,000.00	1,014.92	2.00%	10.02
Class C	1,000.00	1,014.92	2.00%	10.02
Class R	1,000.00	1,017.40	1.50%	7.52
Institutional Class	1,000.00	1,019.89	1.00%	5.02

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Balanced Fund	As of April 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s (or sub-advisor’s) internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	57.92%
Consumer Discretionary	5.32%
Consumer Staples	7.58%
Energy	3.62%
Financials	11.85%
Health Care	10.57%
Industrials	3.71%
Information Technology	7.62%
Materials	2.06%
Telecommunications	3.72%
Utilities	1.87%
Convertible Preferred Stock	0.06%
Preferred Stock	0.16%
Agency Asset-Backed Securities	0.05%
Agency Collateralized Mortgage Obligations	2.61%
Agency Mortgage-Backed Securities	7.12%
Agency Obligations	3.12%
Commercial Mortgage-Backed Securities	2.70%
Convertible Bonds	0.22%
Corporate Bonds	9.25%
Banking	1.11%
Basic Industry	0.41%
Brokerage	0.60%
Capital Goods	0.24%
Communications	1.08%
Consumer Cyclical	0.64%
Consumer Non-Cyclical	1.47%
Electric	0.59%
Energy	0.60%
Finance Companies	0.78%
Industrial-Other	0.00%
Insurance	0.77%
Natural Gas	0.29%
Real Estate	0.18%
Technology	0.30%
Transportation	0.19%

Sector allocation and credit quality breakdown
Delaware Balanced Fund

Sector	Percentage of net assets
Foreign Agencies	0.32%
Germany	0.25%
Republic of South Korea	0.07%
Municipal Bonds	1.44%
Non-Agency Asset-Backed Securities	5.34%
Non-Agency Collateralized Mortgage Obligations	6.86%
Sovereign Agency	0.05%
Supranational Bank	0.21%
U.S. Treasury Obligations	3.54%
Repurchase Agreements	2.38%
Securities Lending Collateral	6.78%
Total Value of Securities	110.13%
Obligation to Return Securities Lending Collateral	(6.78%)
Liabilities Net of Receivables and Other Assets	(3.35%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	70.07%
AA	9.05%
A	9.30%
BBB	9.38%
BB	0.78%
B	1.27%
CCC	0.15%
Total	100.00%

Statement of net assets
Delaware Balanced Fund	April 30, 2008 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 57.92%
Consumer Discretionary – 5.32%
Gap	205,500	$ 3,826,410
Limited Brands	194,200	3,596,584
Mattel	188,000	3,525,000
		10,947,994
Consumer Staples – 7.58%
Heinz (H.J.)	87,000	4,094,220
Kimberly-Clark	56,800	3,634,632
Kraft Foods Class A	123,700	3,912,631
Safeway	124,800	3,943,680
		15,585,163
Energy – 3.62%
Chevron	38,800	3,730,620
ConocoPhillips	43,100	3,713,065
		7,443,685
Financials – 11.85%
Allstate	81,700	4,114,412
Discover Financial Services	223,100	4,062,651
Hartford Financial Services Group	46,100	3,285,547
*Lehman Brothers Holdings	77,000	3,406,480
Morgan Stanley	85,900	4,174,739
Wachovia	92,000	2,681,800
*Washington Mutual	214,200	2,632,518
		24,358,147
Health Care – 10.57%
Abbott Laboratories	60,600	3,196,650
Baxter International	61,200	3,813,984
Bristol-Myers Squibb	165,500	3,636,035
Johnson & Johnson	58,700	3,938,183
Pfizer	174,900	3,517,239
Wyeth	81,900	3,642,093
		21,744,184
Industrials – 3.71%
Donnelley (R.R.) & Sons	111,900	3,428,616
P=@Port Townsend	35	21,840
Waste Management	115,700	4,176,770
		7,627,226

Statement of net assets
Delaware Balanced Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Information Technology – 7.62%
Intel	165,600	$ 3,686,256
International Business Machines	37,800	4,562,460
Motorola	378,400	3,768,864
Xerox	260,900	3,644,773
		15,662,353
Materials – 2.06%
duPont (E.I.) deNemours	86,700	4,240,497
		4,240,497
Telecommunications – 3.72%
AT&T	103,300	3,998,743
†Century Communications	25,000	20
Verizon Communications	94,600	3,640,208
		7,638,971
Utilities – 1.87%
Progress Energy	91,400	3,837,886
		3,837,886
Total Common Stock (cost $118,210,488)		119,086,106

•Convertible Preferred Stock – 0.06%
*Citigroup Funding 4.973% 9/27/08 exercise price
$29.50, expiration date 9/27/08	5,000	119,850
Total Convertible Preference Shares (cost $158,352)		119,850

•Preferred Stock – 0.16%
Citigroup 8.40%	95,000	96,266
JPMorgan Chase 7.90%	225,000	229,949
Total Preferred Stock (cost $320,000)		326,215

	Principal
	amount (U.S. $)
Agency Asset-Backed Securities – 0.05%
fFannie Mae Grantor Trust Series 2003-T4 2A5
5.407% 9/26/33	$93,691	84,180
•Fannie Mae Whole Loan Series 2002-W11 AV1
3.235% 11/25/32	28,148	26,204
Total Agency Asset-Backed Securities (cost $121,092)		110,384

	Principal
	amount (U.S. $)	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 2.61%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	$ 95,416	$ 100,247
Series 2003-122 AJ 4.50% 2/25/28	92,200	91,995
Series 2005-67 EY 5.50% 8/25/25	90,000	89,020
Series 2005-110 MB 5.50% 9/25/35	304,498	310,692
•Series 2006-M2 A2F 5.259% 5/25/20	530,000	515,529
Fannie Mae Grantor Trust Series 2001-T8 A2
9.50% 7/25/41	76,751	84,615
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	132,533	140,237
Series 2004-W11 1A2 6.50% 5/25/44	144,279	154,169
Freddie Mac
Series 1730 Z 7.00% 5/15/24	78,508	82,761
Series 2326 ZQ 6.50% 6/15/31	414,706	436,197
Series 2557 WE 5.00% 1/15/18	220,000	223,083
Series 2662 MA 4.50% 10/15/31	172,582	172,754
Series 2694 QG 4.50% 1/15/29	225,000	224,376
Series 2872 GC 5.00% 11/15/29	200,000	200,954
Series 2890 PC 5.00% 7/15/30	380,000	381,213
Series 2915 KP 5.00% 11/15/29	220,000	220,892
Series 3005 ED 5.00% 7/15/25	280,000	274,632
Series 3022 MB 5.00% 12/15/28	165,000	167,310
Series 3063 PC 5.00% 2/15/29	360,000	364,908
Series 3113 QA 5.00% 11/15/25	224,738	227,995
Series 3131 MC 5.50% 4/15/33	145,000	146,817
Series 3173 PE 6.00% 4/15/35	415,000	424,118
Series 3337 PB 5.50% 7/15/30	170,000	173,552
wFreddie Mac Structured Pass-Through
Securities Series T-58 2A 6.50% 9/25/43	156,077	165,289
Total Agency Collateralized Mortgage Obligations
(cost $5,325,080)		5,373,355

Agency Mortgage-Backed Securities – 7.12%
Fannie Mae 6.50% 8/1/17	101,776	105,687
•Fannie Mae ARM
5.124% 11/1/35	132,308	134,551
5.303% 3/1/38	306,825	311,463
5.972% 8/1/37	368,459	375,354

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
5.00% 11/1/33	$ 106,336	$ 105,344
5.00% 1/1/34	140,048	138,687
5.00% 1/1/36	89,175	88,229
Fannie Mae S.F. 15 yr TBA
4.50% 5/1/23	475,000	468,914
5.00% 5/1/23	800,000	804,000
5.50% 5/1/23	445,000	453,066
6.00% 5/1/23	350,000	360,445
Fannie Mae S.F. 30 yr
5.50% 3/1/29	368,979	372,852
5.50% 4/1/29	408,463	412,750
5.50% 9/1/36	248,342	250,405
5.50% 7/1/37	751,206	756,113
5.50% 8/1/37	153,759	154,764
5.50% 12/1/37	528,491	531,943
6.00% 12/1/37	1,057,054	1,081,649
*6.50% 9/1/36	45,886	47,537
6.50% 2/1/37	581,489	602,411
6.50% 11/1/37	436,474	452,086
7.50% 6/1/31	58,420	62,958
Fannie Mae S.F. 30 yr TBA 5.50% 5/1/38	1,405,000	1,412,464
•Freddie Mac ARM
5.513% 8/1/36	246,452	252,373
5.678% 7/1/36	137,696	141,008
5.825% 10/1/36	329,764	337,845
7.023% 4/1/34	45,857	46,148
Freddie Mac Relocation 30 yr 5.00% 9/1/33	494,045	489,811
Freddie Mac S.F. 15 yr
4.00% 2/1/14	235,899	234,037
5.00% 6/1/18	132,206	133,763
Freddie Mac S.F. 30 yr
6.00% 6/1/37	390,186	399,641
7.00% 11/1/33	73,237	77,797
Freddie Mac S.F. 30 yr TBA 5.00% 5/1/38	2,095,000	2,058,339
GNMA I S.F. 30 yr 7.50% 9/15/31	19,853	21,345

	Principal
	amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA S.F. 30 yr TBA
5.50% 5/1/38	$ 475,000	$ 481,086
6.00% 5/1/38	475,000	487,914
Total Agency Mortgage-Backed Securities
(cost $14,528,411)		14,644,779

Agency Obligations – 3.12%
Fannie Mae
3.25% 4/9/13	185,000	182,223
*3.625% 2/12/13	260,000	260,558
*4.75% 11/19/12	445,000	467,999
5.00% 2/16/12	360,000	381,339
^5.777% 10/9/19	545,000	314,195
6.25% 2/1/11	140,000	149,377
*^Financing Corporation Interest Strip 5.142% 9/26/19	2,000,000	1,184,336
Freddie Mac
*4.75% 3/5/12	125,000	131,238
*4.75% 1/19/16	100,000	104,225
5.00% 12/14/18	385,000	374,250
5.50% 8/23/17	1,455,000	1,591,268
5.75% 1/15/12	310,000	336,591
^Resolution Funding Interest Strip 5.24% 10/15/25	1,670,000	716,953
Tennessee Valley Authority 4.875% 1/15/48	220,000	213,560
Total Agency Obligations (cost $6,270,206)		6,408,112

Commercial Mortgage-Backed Securities – 2.70%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.494% 6/10/39	215,000	219,963
•Series 2005-6 AM 5.180% 9/10/47	100,000	96,089
•Series 2006-3 A4 5.889% 7/10/44	75,000	75,896
Series 2006-4 A4 5.634% 7/10/46	335,000	333,239
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	260,000	265,691
•Series 2007-PW16 A4 5.902% 6/11/40	150,000	149,005
•Series 2007-T28 A4 5.742% 9/11/42	235,000	232,103
wCommercial Mortgage Pass-Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	162,648	167,701
Series 2006-C7 A2 5.69% 6/10/46	140,000	141,125

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•Credit Suisse Mortgage Capital Certificates Series
2006-C1 AAB 5.681% 2/15/39	$ 75,000	$ 73,812
#Crown Castle Towers Series 2005-1A C 144A
5.074% 6/15/35	140,000	133,347
First Union National Bank-Bank of America
Commercial Mortgage Trust Series 2001-C1 C
6.403% 3/15/33	60,000	62,000
First Union-Lehman Brothers-Bank of America
Series 1998-C2 A2 6.56% 11/18/35	3,643	3,635
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	150,000	149,860
@•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	290,000	170,134
Greenwich Capital Commercial Funding
Series 2007-GG9 A4 5.444% 3/10/39	70,000	68,074
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	215,000	219,236
Series 2003-C1 A2 4.985% 1/12/37	362,000	355,995
Series 2006-LDP9 A2 5.134% 5/15/47	15,000	14,194
@•#Series 2006-RR1A A1 144A 5.612% 10/18/52	160,000	115,738
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	23,261	23,538
Series 2002-C1 A4 6.462% 3/15/31	320,000	333,302
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB
5.658% 5/12/39	255,000	253,550
•Morgan Stanley Capital I
Series 2007-IQ14 A4 5.692% 4/15/49	175,000	172,284
Series 2007-T27 A4 5.803% 6/13/42	230,000	227,719
#SBA Commercial Mortgage Securities Trust Series
2006-1A B 144A 5.451% 11/15/36	395,000	371,144
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	270,000	264,578
Series 2006-1 B 5.588% 2/15/36	85,000	82,176
Series 2006-1 C 5.707% 2/15/36	130,000	123,850
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	105,000	104,468
Series 2006-C28 A2 5.50% 10/15/48	265,000	264,778
Series 2007-C30 A3 5.246% 12/15/43	275,000	270,888
Total Commercial Mortgage-Backed Securities
(cost $5,820,095)		5,539,112

	Principal
	amount (U.S. $)	Value (U.S. $)
Convertible Bonds – 0.22%
*•U.S. Bancorp 0.792% 9/20/36 exercise price
$38.28, expiration date 9/20/36	$275,000	$ 277,640
•Wyeth 3.581% 1/15/24 exercise price $60.09,
expiration date 1/15/24	165,000	168,000
Total Convertible Bonds (cost $451,000)		445,640

Corporate Bonds – 9.25%
Banking – 1.11%
American Express Centurion Bank 5.55% 10/17/12	160,000	160,339
Bank of America
4.90% 5/1/13	195,000	195,640
5.65% 5/1/18	130,000	130,342
Bank of New York Mellon 4.50% 4/1/13	355,000	354,219
JPMorgan Chase 5.75% 1/2/13	225,000	233,224
JPMorgan Chase Capital XXV 6.80% 10/1/37	215,000	204,377
#Northern Rock 144A 5.625% 6/22/17	185,000	185,017
PNC Funding 5.625% 2/1/17	200,000	192,244
P@•Popular North America 3.128% 4/6/09	135,000	131,373
U.S. Bank 4.80% 4/15/15	100,000	98,309
•USB Capital IX 6.189% 4/15/49	145,000	110,269
Wachovia Bank 6.60% 1/15/38	65,000	63,054
Wells Fargo 4.375% 1/31/13	220,000	217,863
		2,276,270
Basic Industry – 0.41%
Domtar 7.125% 8/15/15	10,000	9,700
duPont (E.I.) deNemours 5.00% 1/15/13	49,000	50,052
Freeport McMoRan Copper & Gold 8.25% 4/1/15	10,000	10,888
Georgia-Pacific
7.70% 6/15/15	5,000	5,025
8.875% 5/15/31	15,000	14,700
Innophos 8.875% 8/15/14	5,000	5,000
#Innophos Holding 144A 9.50% 4/15/12	5,000	4,850
Lubrizol 4.625% 10/1/09	225,000	224,540
#MacDermid 144A 9.50% 4/15/17	10,000	9,600
Momentive Performance Materials 9.75% 12/1/14	10,000	9,750
Monsanto
5.125% 4/15/18	65,000	64,848
5.875% 4/15/38	65,000	64,364

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#NewPage 144A 10.00% 5/1/12	$ 10,000	$ 10,725
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13	170,000	168,828
Potlatch 13.00% 12/1/09	15,000	16,728
#Rock-Tenn 144A 9.25% 3/15/16	5,000	5,275
Rohm & Haas 5.60% 3/15/13	130,000	132,115
•#Ryerson 144A 10.614% 11/1/14	10,000	9,150
#Sappi Papier Holding 144A 6.75% 6/15/12	10,000	9,437
#Steel Dynamics 7.75% 4/15/16	15,000	15,413
Verso Paper Holdings 9.125% 8/1/14	5,000	5,188
P@Witco 6.875% 2/1/26	5,000	3,475
		849,651
Brokerage – 0.60%
AMVESCAP 4.50% 12/15/09	320,000	318,095
Goldman Sachs Group
6.15% 4/1/18	230,000	233,085
6.75% 10/1/37	65,000	63,894
Jefferies Group 6.45% 6/8/27	160,000	128,696
LaBranche
9.50% 5/15/09	15,000	15,431
11.00% 5/15/12	5,000	5,125
Lazard Group 6.85% 6/15/17	65,000	60,678
Lehman Brothers Holdings
5.625% 1/24/13	140,000	138,088
6.875% 5/2/18	70,000	71,721
6.875% 7/17/37	70,000	65,091
#LVB Acquisition Merger Sub 144A 10.00% 10/15/17	8,000	8,620
Merrill Lynch 6.875% 4/25/18	130,000	131,295
		1,239,819
Capital Goods – 0.24%
Allied Waste North America
7.375% 4/15/14	10,000	10,125
7.875% 4/15/13	5,000	5,219
Associated Materials 9.75% 4/15/12	5,000	5,000
BWAY 10.00% 10/15/10	5,000	4,850
Casella Waste Systems 9.75% 2/1/13	15,000	14,775
CPG International I 10.50% 7/1/13	5,000	4,300
DRS Technologies 7.625% 2/1/18	10,000	10,250

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Graham Packaging 8.50% 10/15/12	$ 10,000	$ 9,850
Graphic Packaging International 8.50% 8/15/11	11,000	11,165
Greenbrier 8.375% 5/15/15	10,000	9,600
Honeywell International 5.30% 3/1/18	130,000	132,634
Interface 10.375% 2/1/10	10,000	10,525
Intertape Polymer 8.50% 8/1/14	5,000	4,425
Koppers Industries 9.875% 10/15/13	5,000	5,325
L-3 Communications 7.625% 6/15/12	10,000	10,300
Lockheed Martin 4.121% 3/14/13	115,000	113,098
#Penhall International 144A 12.00% 8/1/14	5,000	3,850
Owens Corning 6.50% 12/1/16	5,000	4,238
Smurfit-Stone Container Enterprises 8.00% 3/15/17	20,000	17,000
#SPX 144A 7.625% 12/15/14	5,000	5,231
Textron 6.50% 6/1/12	90,000	95,228
Vitro 11.75% 11/1/13	10,000	10,350
		497,338
Communications – 1.08%
P@=‡Allegiance Telecom 11.75% 2/15/08	15,000	1,098
Alltel 7.00% 7/1/12	10,000	8,550
AT&T Wireless 8.125% 5/1/12	370,000	411,132
Broadview Networks Holdings 11.375% 9/1/12	5,000	4,800
CCH II Capital 10.25% 9/15/10	5,000	4,838
•Centennial Communications 8.448% 1/1/13	5,000	4,788
#Charter Communications Operating Capital 144A
8.00% 4/30/12	15,000	14,550
10.875% 9/15/14	15,000	15,938
Citizens Communications 7.125% 3/15/19	40,000	37,200
Clear Channel Communications 5.50% 9/15/14	5,000	3,479
Comcast
•3.01% 7/14/09	100,000	98,238
6.30% 11/15/17	150,000	156,139
Cricket Communications 9.375% 11/1/14	10,000	9,863
CSC Holdings
6.75% 4/15/12	5,000	4,925
7.625% 4/1/11	5,000	5,063
Dex Media West 9.875% 8/15/13	15,000	14,175
France Telecom 7.75% 3/1/11	121,000	130,919

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
•#Hellas Telecommunications Luxembourg II 144A
8.463% 1/15/15	$ 15,000	$11,475
Hughes Network Systems/Finance 9.50% 4/15/14	10,000	10,050
ΩInmarsat Finance 10.375% 11/15/12	20,000	19,825
Intelsat Bermuda 11.25% 6/15/16	20,000	20,375
Lamar Media 6.625% 8/15/15	12,000	11,371
#LBI Media 144A 8.50% 8/1/17	5,000	4,175
Lucent Technologies 6.45% 3/15/29	12,000	9,060
MetroPCS Wireless 9.25% 11/1/14	19,000	18,763
•Nortel Networks 6.963% 7/15/11	20,000	18,950
PAETEC Holding 9.50% 7/15/15	5,000	4,725
Quebecor Media 7.75% 3/15/16	10,000	9,675
Qwest
6.50% 6/1/17	8,000	7,540
7.50% 10/1/14	5,000	5,050
Qwest Capital Funding 7.25% 2/15/11	10,000	9,850
Rural Cellular
•8.989% 11/1/12	5,000	5,100
9.875% 2/1/10	15,000	15,600
Sprint Capital 8.375% 3/15/12	15,000	14,299
Telecom Italia Capital 4.00% 1/15/10	225,000	221,198
Telefonica Emisiones 5.984% 6/20/11	85,000	86,856
Time Warner Cable 5.40% 7/2/12	135,000	135,913
Time Warner Telecom Holdings 9.25% 2/15/14	5,000	5,200
Verizon Communications 5.55% 2/15/16	265,000	267,707
Viacom
•3.15% 6/16/09	75,000	73,979
5.75% 4/30/11	75,000	75,889
#Videotron 144A 9.125% 4/15/18	10,000	10,700
Virgin Media Finance 8.75% 4/15/14	10,000	9,725
#Vivendi 144A 6.625% 4/4/18	175,000	171,130
Windstream 8.125% 8/1/13	40,000	41,600
		2,221,475
Consumer Cyclical – 0.64%
Corrections Corporation of America
6.25% 3/15/13	15,000	15,000
7.50% 5/1/11	5,000	5,100

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
CVS Caremark
4.875% 9/15/14	$155,000	$152,927
5.75% 6/1/17	181,000	183,737
•DaimlerChrysler North America 3.562% 8/3/09	245,000	241,456
Dollar General 10.625% 7/15/15	10,000	10,000
DR Horton 8.00% 2/1/09	5,000	5,000
Ford Motor 7.45% 7/16/31	15,000	11,288
*Ford Motor Credit 7.80% 6/1/12	10,000	8,950
Gaylord Entertainment 8.00% 11/15/13	10,000	9,525
General Motors
*6.375% 5/1/08	10,000	10,000
8.375% 7/15/33	15,000	11,494
Global Cash Access 8.75% 3/15/12	5,000	4,950
GMAC
5.85% 1/14/09	5,000	4,889
6.875% 8/28/12	52,000	41,290
Harrah’s Operating 5.50% 7/1/10	15,000	13,388
KB HOME
7.75% 2/1/10	5,000	4,938
8.625% 12/15/08	5,000	5,075
Lear 8.75% 12/1/16	20,000	18,900
Majestic Star Casino 9.50% 10/15/10	5,000	4,400
McDonald’s
5.35% 3/1/18	65,000	66,062
5.80% 10/15/17	125,000	131,060
MGM MIRAGE
7.50% 6/1/16	20,000	18,200
7.625% 1/15/17	10,000	9,175
Neiman Marcus Group
PIK 9.00% 10/15/15	5,000	5,225
10.375% 10/15/15	5,000	5,275
*Park Place Entertainment 7.875% 3/15/10	4,000	3,780
#Pokagon Gaming Authority 144A 10.375% 6/15/14	19,000	20,378
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	5,000	4,870
8.03% 10/1/20	5,000	4,934
Tenneco 8.625% 11/15/15	11,000	11,248

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Travelport 9.875% 9/1/14	$ 10,000	$ 9,713
VF 5.95% 11/1/17	85,000	84,908
Wal-Mart Stores 6.20% 4/15/38	172,000	175,660
		1,312,795
Consumer Non-Cyclical – 1.47%
Abbott Laboratories 5.60% 11/30/17	140,000	144,973
ACCO Brands 7.625% 8/15/15	5,000	4,575
Advanced Medical Optics 7.50% 5/1/17	10,000	9,100
Amgen 5.85% 6/1/17	150,000	151,305
Aramark Services
•6.739% 2/1/15	5,000	4,838
8.50% 2/1/15	13,000	13,618
AstraZeneca 5.90% 9/15/17	200,000	212,144
#Bausch & Lomb 144A 9.875% 11/1/15	19,000	20,283
#Cardtronics 144A 9.25% 8/15/13	10,000	9,563
Community Health Systems 8.875% 7/15/15	15,000	15,675
*Constellation Brands 8.125% 1/15/12	23,000	23,546
Cott Beverages 8.00% 12/15/11	5,000	4,238
#Covidien International Finance 144A
6.00% 10/15/17	68,000	69,641
6.55% 10/15/37	90,000	92,307
P@CRC Health 10.75% 2/1/16	15,000	12,825
Del Monte 6.75% 2/15/15	5,000	4,850
Delhaize America 9.00% 4/15/31	110,000	136,484
Diageo Capital
5.20% 1/30/13	28,000	28,591
5.75% 10/23/17	140,000	143,027
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	215,000	223,433
HCA
9.25% 11/15/16	35,000	37,713
PIK 9.625% 11/15/16	14,000	15,068
•HealthSouth 10.829% 6/15/14	10,000	10,200
Iron Mountain
6.625% 1/1/16	5,000	4,856
8.625% 4/1/13	5,000	5,113
*Jarden 7.50% 5/1/17	5,000	4,625
Kellogg 5.125% 12/3/12	125,000	127,599

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Kraft Foods
4.125% 11/12/09	$85,000	$84,691
6.125% 2/1/18	300,000	306,774
Kroger
4.95% 1/15/15	46,000	44,839
6.75% 4/15/12	105,000	111,775
6.90% 4/15/38	60,000	64,010
P@National Beef Packing 10.50% 8/1/11	10,000	9,450
Pilgrim’s Pride
7.625% 5/1/15	7,000	6,685
*8.375% 5/1/17	6,000	5,370
Quest Diagnostic 5.45% 11/1/15	180,000	170,646
Schering-Plough 6.00% 9/15/17	90,000	91,045
Sysco 5.25% 2/12/18	95,000	95,621
Universal Hospital Services PIK 8.50% 6/1/15	10,000	10,250
UST 5.75% 3/1/18	95,000	95,097
Visant Holding 8.75% 12/1/13	5,000	4,950
Wyeth 5.50% 2/1/14	380,000	390,712
		3,022,105
Electric – 0.59%
AES
8.00% 10/15/17	10,000	10,475
#144A 8.75% 5/15/13	20,000	20,975
Commonwealth Edison 6.15% 9/15/17	130,000	133,372
Duke Energy Carolinas 6.00% 1/15/38	50,000	50,300
Edison Mission Energy 7.625% 5/15/27	7,000	6,851
Illinois Power 6.125% 11/15/17	90,000	88,340
Midwest Generation 8.30% 7/2/09	7,891	8,049
Mirant North America 7.375% 12/31/13	10,000	10,425
Northern States Power 5.25% 3/1/18	85,000	85,538
NRG Energy 7.375% 2/1/16	45,000	46,463
Orion Power Holdings 12.00% 5/1/10	25,000	27,688
Pacific Gas & Electric 5.625% 11/30/17	80,000	81,591
PECO Energy 5.35% 3/1/18	60,000	60,104
Potomac Electric Power 6.50% 11/15/37	55,000	55,680
#Power Contract Financing 144A 6.256% 2/1/10	58,372	59,473
PSEG Power 5.50% 12/1/15	95,000	93,064

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Public Service Electric & Gas 5.30% 5/1/18	$ 95,000	$ 95,029
#Texas Competitive Electric Holdings 144A
10.25% 11/1/15	60,000	62,850
Virginia Electric & Power 5.40% 4/30/18	145,000	143,829
#West Penn Power 144A 5.95% 12/15/17	65,000	66,494
		1,206,590
Energy – 0.60%
Apache 5.25% 4/15/13	115,000	118,140
Canadian Natural Resources 6.70% 7/15/11	45,000	47,371
Chesapeake Energy
6.375% 6/15/15	8,000	7,920
6.625% 1/15/16	12,000	12,060
Complete Production Services 8.00% 12/15/16	5,000	5,038
Compton Petroleum Finance 7.625% 12/1/13	20,000	19,850
#Connacher Oil & Gas 144A 10.25% 12/15/15	5,000	5,325
Duke Energy Carolinas 6.05% 4/15/38	35,000	35,456
El Paso
*6.875% 6/15/14	20,000	20,838
7.00% 6/15/17	10,000	10,486
#Enbridge Energy Partners 144A 6.50% 4/15/18	105,000	106,482
EnCana Holdings Finance 5.80% 5/1/14	80,000	82,459
Energy Partners 9.75% 4/15/14	5,000	4,650
Energy Transfer Partners 7.50% 7/1/38	85,000	91,269
Foundation Pennsylvania Coal 7.25% 8/1/14	15,000	15,488
Geophysique-Veritas 7.75% 5/15/17	5,000	5,188
#Helix Energy Solutions 144A 9.50% 1/15/16	10,000	10,475
#Hilcorp Energy I 144A
7.75% 11/1/15	10,000	9,900
9.00% 6/1/16	5,000	5,238
International Coal Group 10.25% 7/15/14	5,000	5,075
#Key Energy Services 144A 8.375% 12/1/14	5,000	5,200
#Lukoil International Finance 144A 6.356% 6/7/17	100,000	92,749
Mariner Energy 8.00% 5/15/17	12,000	11,850
#Markwest Energy 144A 8.75% 4/15/18	10,000	10,425
Massey Energy 6.875% 12/15/13	5,000	5,025
OPTI Canada
7.875% 12/15/14	5,000	5,113
8.25% 12/15/14	7,000	7,263

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
PetroHawk Energy 9.125% 7/15/13	$ 10,000	$10,625
#Plains All American Pipeline 144A 6.50% 5/1/18	70,000	71,621
Plains Exploration & Production 7.00% 3/15/17	10,000	9,900
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	165,000	158,201
#Stallion Oilfield Services 144A 9.75% 2/1/15	5,000	4,188
Suncor Energy 6.50% 6/15/38	55,000	54,952
Weatherford International 7.00% 3/15/38	80,000	86,408
Whiting Petroleum 7.25% 5/1/13	15,000	15,113
Williams 7.50% 1/15/31	20,000	21,300
XTO Energy 5.30% 6/30/15	45,000	45,140
		1,233,781
Finance Companies – 0.78%
#Capmark Financial Group 144A 6.30% 5/10/17	124,000	90,361
FTI Consulting 7.625% 6/15/13	20,000	20,850
General Electric Capital
5.625% 9/15/17	90,000	91,863
5.625% 5/1/18	70,000	70,850
5.875% 1/14/38	130,000	124,368
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	100,000	88,903
International Lease Finance
5.35% 3/1/12	130,000	127,996
5.875% 5/1/13	85,000	84,743
6.375% 3/25/13	150,000	152,193
John Deere Capital 5.35% 4/3/18	125,000	125,378
Leucadia National 8.125% 9/15/15	6,000	6,150
#Nuveen Investments 144A 10.50% 11/15/15	10,000	9,675
SLM 5.40% 10/25/11	466,000	413,658
Washington Mutual
*5.25% 9/15/17	115,000	97,923
5.50% 8/24/11	110,000	100,779
		1,605,690
Industrial - Other – 0.00%
Trimas 9.875% 6/15/12	5,000	4,388
		4,388

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Insurance – 0.77%
American International Group 5.85% 1/16/18	$135,000	$135,141
Berkshire Hathaway Finance 4.85% 1/15/15	120,000	121,084
#Genworth Life Institutional Fund Trust 144A
5.875% 5/3/13	110,000	110,755
•#Metlife Capital Trust X 144A 9.25% 4/8/38	300,000	339,123
P@Montpelier Re Holdings 6.125% 8/15/13	55,000	54,285
@w#•Twin Reefs Pass-Through Trust 144A
3.722% 12/31/49	200,000	8,250
UnitedHealth Group
5.50% 11/15/12	230,000	229,404
6.875% 2/15/38	105,000	102,770
Unitrin 6.00% 5/15/17	190,000	174,725
WellPoint
5.00% 1/15/11	175,000	173,685
5.00% 12/15/14	142,000	134,798
		1,584,020
Natural Gas – 0.29%
AmeriGas Partners 7.125% 5/20/16	9,000	9,113
Dynergy Holdings 7.75% 6/1/19	21,000	21,000
Enterprise Products Operating
5.60% 10/15/14	135,000	133,791
6.50% 1/31/19	132,000	136,382
Ferrellgas Finance Escrow 6.75% 5/1/14	10,000	9,900
Inergy Finance 6.875% 12/15/14	15,000	14,681
Kinder Morgan Energy Partners 5.125% 11/15/14	85,000	82,623
Kinder Morgan Finance 5.35% 1/5/11	5,000	4,963
Regency Energy Partners 8.375% 12/15/13	7,000	7,333
Valero Energy
6.125% 6/15/17	100,000	101,052
6.625% 6/15/37	80,000	78,178
		599,016
Real Estate – 0.18%
Host Hotels & Resorts 7.125% 11/1/13	40,000	40,050
iStar Financial
5.15% 3/1/12	85,000	74,012
5.875% 3/15/16	150,000	126,189
Regency Centers 5.875% 6/15/17	150,000	134,662
		374,913

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology – 0.30%
Freescale Semiconductor
•6.675% 12/15/14	$ 10,000	$8,025
8.875% 12/15/14	5,000	4,425
Hewlett-Packard 5.50% 3/1/18	85,000	86,903
Oracle
5.75% 4/15/18	70,000	71,403
6.50% 4/15/38	160,000	165,928
Sungard Data Systems
9.125% 8/15/13	10,000	10,500
10.25% 8/15/15	13,000	13,878
Xerox
5.50% 5/15/12	75,000	75,092
6.35% 5/15/18	170,000	171,173
		607,327
Transportation – 0.19%
Burlington North Santa Fe
5.65% 5/1/17	106,000	106,853
5.75% 3/15/18	180,000	182,896
Hertz 8.875% 1/1/14	10,000	10,125
Kansas City Southern Railway 9.50% 10/1/08	5,000	5,075
#Norfolk Southern 144A 5.75% 4/1/18	70,000	71,124
Seabulk International 9.50% 8/15/13	5,000	5,294
		381,367
Total Corporate Bonds (cost $19,126,763)		19,016,545

Foreign Agencies – 0.32%
Germany – 0.25%
KFW 3.25% 2/15/11	345,000	346,457
Rentenbank 3.25% 3/15/13	170,000	166,954
		513,411
Republic of South Korea – 0.07%
Korea Development Bank 5.30% 1/17/13	150,000	150,513
		150,513
Total Foreign Agencies (cost $664,902)		663,924

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Municipal Bonds – 1.44%
Augusta, Georgia Water & Sewer Revenue
5.25% 10/1/39 (FSA)	$ 310,000	$319,933
California State 5.00% 2/1/33	120,000	120,265
California State University Systemwide Revenue
Series A 5.00% 11/1/30 (AMBAC)	115,000	116,764
Massachusetts’s Bay Transportation Authority
5.00% 7/1/19	55,000	60,590
New Jersey Economic Development Authority
Revenue Cigarette Tax 5.75% 6/15/29	220,000	215,767
New York State Urban Development Series A-1
5.25% 3/15/34 (FGIC)	210,000	217,877
New York Tobacco Settlement Finance Authority
Series B 5.00% 6/1/10	275,000	284,191
North Texas Tollway Authority Revenue Refunding
(First Tier System)
Series A
5.50% 1/1/18	45,000	48,898
6.00% 1/1/19	20,000	22,330
6.00% 1/1/20	110,000	121,813
^Series D Capital Appreciation 5.185% 1/1/37
(Assured Gty)	555,000	121,140
Oregon State Taxable Pension 5.892% 6/1/27	200,000	206,284
Portland, Oregon Sewer System Revenue Refunding
Series A 5.00% 6/15/18	200,000	218,810
Texas Transportation Community Mobility Fund
5.00% 4/1/19	175,000	190,780
Triborough, New York Bridge & Tunnel
Authority Series A
5.00% 11/15/18	150,000	164,897
5.00% 11/15/19	145,000	157,442
University of Texas Financing Authority Refunding
Series A 5.25% 8/15/18	55,000	61,762
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	100,000	100,784
West Virginia Tobacco Settlement Finance Authority
Series A 7.467% 6/1/47	220,000	206,921
Total Municipal Bonds (cost $2,929,024)		2,957,248

	Principal
	amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities – 5.34%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.696% 2/15/12	$2,100,000	$2,076,207
Series 2008-A5 A5 4.015% 12/16/13	775,000	775,000
#Cabela’s Master Credit Card Trust 2008-1A A1
144A 4.31% 12/16/13	250,000	248,004
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	260,000	262,762
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	190,000	187,236
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	70,000	70,225
Series 2008-A A3 4.94% 4/25/14	100,000	99,778
@#Cendant Timeshare Receivables Funding
Series 2004-1A A1 144A 3.67% 5/20/16	61,087	58,196
•Chase Issuance Trust Series 2007-A11 A11
2.716% 7/15/12	1,500,000	1,466,527
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	450,000	423,013
•Series 2007-A6 A6 2.70% 7/12/12	2,000,000	1,955,745
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	200,000	200,831
Series 2008-A3 4.12% 5/15/12	60,000	59,343
P@•Countrywide Asset-Backed Certificates
Series 2006-S7 A3 5.712% 11/25/35	250,000	90,393
@#Countrywide Asset-Backed NIM Certificates
Series 2004-BC1 Note 144A 5.50% 4/25/35	91	0
Discover Card Master Trust Series 2007-A1 A1
5.65% 3/16/20	305,000	294,821
#Dunkin Securitization Series 2006-1 A2 144A
5.779% 6/20/31	390,000	351,232
P@•GMAC Mortgage Loan Trust Series 2006-HE3 A2
5.75% 10/25/36	115,000	81,941
Hyundai Auto Receivables Trust Series 2007-A A3A
5.04% 1/17/12	70,000	70,220
John Deere Owner Trust Series 2008-A A3
4.18% 6/15/12	120,000	119,991
@•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	98,447	86,634

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
P@•Merrill Lynch Mortgage Investors
Series 2006-AR1 A2C 3.055% 3/25/37	$425,000	$329,786
Mid-State Trust
Series 11 A1 4.864% 7/15/38	97,464	93,404
Series 2004-1 A 6.005% 8/15/37	48,861	48,570
#•Series 2006-1 A 144A 5.787% 10/15/40	76,278	73,470
P@Renaissance Home Equity Loan Trust
Series 2007-2 AF2 5.675% 6/25/37	95,000	88,873
•Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33	160,267	139,103
P@Series 2006-KS3 AI3 3.307% 4/25/36	765,000	717,235
RSB Bondco Series 2007-A A2 5.72% 4/1/18	170,000	172,004
@#Sierra Receivables Funding
Series 2003-2A A1 144A 3.03% 12/15/15	100,835	96,866
Structured Asset Securities
P@Series 2001-SB1 A2 3.375% 8/25/31	155,100	129,226
Series 2004-16XS A2 4.91% 8/25/34	6,072	6,060
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12	110,000	108,661
Total Non-Agency Asset-Backed Securities
(cost $11,562,100)		10,981,357

Non-Agency Collateralized Mortgage Obligations – 6.86%
•Adjustable Rate Mortgage Trust
Series 2005-10 3A11 5.415% 1/25/36	231,744	220,181
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	205,000	194,405
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	320,046	301,444
Series 2004-2 1A1 6.00% 3/25/34	236,832	223,066
Series 2005-3 2A1 5.50% 4/25/20	170,786	172,708
Series 2005-5 2CB1 6.00% 6/25/35	166,045	167,498
Series 2005-9 5A1 5.50% 10/25/20	198,252	200,482
P@•Bank of America Funding Securities
Series 2006-F 1A2 5.179% 7/20/36	186,793	172,326
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.253% 5/25/33	1,120	1,124
Series 2005-9 2A1 4.75% 10/25/20	267,597	264,921

	Principal
	amount (U.S. $)	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Bear Stearns Asset-Backed Securities Trust
Series 2005-AC8 A5 5.50% 11/25/35	$195,055	$166,404
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	396,763	389,819
Citicorp Mortgage Securities
Series 2006-3 1A4 6.00% 6/25/36	265,000	246,211
•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB 5.613% 4/25/37	239,253	188,769
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	84,399	83,292
•Series 2004-J7 1A2 4.673% 8/25/34	25,909	25,492
P@Series 2005-63 3A1 5.891% 11/25/35	283,832	230,521
Series 2006-2CB A3 5.50% 3/25/36	172,232	163,293
wCountrywide Home Loan Mortgage
Pass-Through Trust
P@•Series 2004-12 1M 5.059% 8/25/34	614,882	361,373
P@•Series 2004-HYB4 M 4.805% 9/20/34	75,845	59,145
Series 2005-23 A1 5.50% 11/25/35	319,132	315,941
Series 2006-1 A2 6.00% 3/25/36	127,687	126,969
Series 2006-1 A3 6.00% 3/25/36	52,577	51,887
Series 2006-17 A5 6.00% 12/25/36	89,201	89,673
P@•Series 2006-HYB3 3A1A 6.094% 5/25/36	244,460	194,984
•P@Series 2006-HYB4 1A2 5.630% 6/20/36	150,774	124,914
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	64,123	60,977
Series 2004-1 3A1 7.00% 2/25/34	39,080	40,778
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	85,265	85,241
•Series 2004-AR5 4A1 5.70% 10/25/34	172,502	158,545
•Series 2007-AR2 1A1 5.855% 8/25/37	122,179	113,627
•Series 2007-AR3 2A2 6.309% 11/25/37	428,902	402,919
•GMAC Mortgage Loan Trust
Series 2005-AR2 4A 5.182% 5/25/35	225,129	202,595
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	63,038	68,933
•Series 1999-3 A 8.00% 8/19/29	95,753	104,568
Series 2005-RP1 1A3 8.00% 1/25/35	116,350	117,525
Series 2005-RP1 1A4 8.50% 1/25/35	54,773	56,174

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	$ 93,053	$ 93,227
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	254,427	239,265
Series 2005-A4 1A1 5.40% 7/25/35	283,716	262,957
Series 2005-A6 1A2 5.134% 9/25/35	375,000	335,207
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	184,612	177,344
Series 2006-1 3A3 5.50% 2/25/36	214,485	207,656
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.796% 12/25/33	51,112	52,780
P@Series 2005-1 B1 5.987% 3/25/35	264,064	210,320
Series 2005-6 7A1 5.335% 6/25/35	169,636	153,465
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	30,864	32,288
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	175,118	191,477
Series 2005-2 1A4 8.00% 5/25/35	144,261	149,610
Morgan Stanley Mortgage Loan Trust
Series 2006-2 6A 6.50% 2/25/36	124,874	110,475
Prime Mortgage Trust
Series 2004-CL1 1A1 6.00% 2/25/34	87,861	80,997
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	30,752	31,498
Series 2004-SL4 A3 6.50% 7/25/32	114,184	109,010
Series 2005-SL1 A2 6.00% 5/25/32	152,291	151,482
•Residential Funding Mortgage Securities I
Series 2006-SA3 3A1 6.038% 9/25/36	228,075	216,294
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	167,428	152,381
P@Series 2005-22 4A2 5.374% 12/25/35	50,454	44,031
P@Series 2006-5 5A4 5.537% 6/25/36	109,224	93,685
Structured Asset Securities
•Series 2002-22H 1A 6.941% 11/25/32	54,064	51,815
Series 2004-12H 1A 6.00% 5/25/34	187,011	190,225
P@•Series 2005-6 B2 5.344% 5/25/35	95,953	64,665

	Principal
	amount (U.S. $)	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
wWashington Mutual Alternative Mortgage
Pass-Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	$240,356	$ 243,060
Series 2006-5 2CB3 6.00% 7/25/36	224,500	217,594
wWashington Mutual Mortgage
Pass-Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19	275,093	281,369
P@•Series 2006-AR8 1A5 5.883% 8/25/46	44,812	41,543
P@•Series 2006-AR8 2A3 6.131% 8/25/36	30,251	27,357
•Series 2006-AR10 1A1 5.937% 9/25/36	227,716	222,067
•Series 2006-AR14 1A4 5.647% 11/25/36	241,664	230,819
•Series 2007-HY3 4A1 5.348% 3/25/37	468,389	445,782
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 6.151% 9/25/34	48,532	48,405
Series 2005-12 1A7 5.50% 11/25/35	346,476	339,546
Series 2005-17 1A2 5.50% 1/25/36	272,790	267,335
•Series 2005-AR16 6A4 5.00% 10/25/35	288,628	269,741
Series 2006-2 3A1 5.75% 3/25/36	491,640	476,646
Series 2006-4 2A3 5.75% 4/25/36	103,303	103,585
•Series 2006-AR10 5A1 5.5.597% 7/25/36	218,974	210,671
•Series 2006-AR11 A7 5.517% 8/25/36	264,363	235,790
•Series 2006-AR6 7A1 5.111% 3/25/36	493,840	453,958
•Series 2006-AR12 1A2 6.023% 9/25/36	130,952	126,149
Series 2007-8 2A6 6.00% 7/25/37	65,000	59,420
Series 2007-13 A7 6.00% 9/25/37	252,388	247,814
Total Non-Agency Collateralized Mortgage Obligations
(cost $15,122,061)		14,099,529

Sovereign Agency – 0.05%
Canada – 0.05%
Export Development Canada 2.625% 3/15/11	110,000	109,146
Total Sovereign Agency (cost $109,544)		109,146

Statement of net assets
Delaware Balanced Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Supranational Bank – 0.21%
European Investment Bank
2.875% 3/15/13	$ 270,000	$ 262,924
3.25% 2/15/11	175,000	176,297
Total Supranational Bank (cost $443,994)		439,221

U.S. Treasury Obligations – 3.54%
*U.S. Treasury Bonds 5.00% 5/15/37	679,000	736,079
U.S. Treasury Inflation Indexed Notes
3.00% 7/15/12	211,909	232,206
3.875% 1/15/09	148,429	153,346
*U.S. Treasury Notes
2.125% 4/30/10	2,015,000	2,009,805
3.125% 4/30/13	2,835,000	2,846,961
¥*3.50% 2/15/18	1,200,000	1,174,876
*^U.S. Treasury Strip 4.103% 11/15/13	155,000	129,723
Total U.S. Treasury Obligations (cost $7,255,175)		7,282,996

Repurchase Agreements** – 2.38%
BNP Paribas 1.95%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase
price $3,776,205 (collateralized by U.S.
Government obligations, ranging in par value
$373,000-$2,381,000, 3.375%-5.125%,
6/15/09-6/30/11; with total market value
$3,852,363)	3,776,000	3,776,000
UBS Warburg 1.93%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price
$1,125,060 (collateralized by U.S. Government
obligations, par value $1,125,000,
3.375% 9/15/09; with market value
$1,148,018)	1,125,000	1,125,000
Total Repurchase Agreements (cost $4,901,000)		4,901,000

Total Value of Securities Before Securities Lending
Collateral – 103.35%
(cost $213,319,287)		212,504,519

	Number of shares	Value (U.S. $)
Securities Lending Collateral*** – 6.78%
Investment Companies
Mellon GSL DBT II Collateral Fund	13,935,415	$ 13,935,415
Total Securities Lending Collateral
(cost $13,935,415)		13,935,415

Total Value of Securities – 110.13%
(cost $227,254,702)		226,439,934 ©
Obligation to Return Securities
Lending Collateral*** – (6.78%)		(13,935,415)
Liabilities Net of Receivables
and Other Assets – (3.35%)		(6,890,108)
Net Assets Applicable to 11,892,918
Shares Outstanding – 100.00%		$205,614,411

Net Asset Value – Delaware Balanced Fund
Class A ($190,863,514 / 11,039,736 Shares)		$17.29
Net Asset Value – Delaware Balanced Fund
Class B ($8,137,084 / 470,516 Shares)		$17.29
Net Asset Value – Delaware Balanced Fund
Class C ($4,426,284 / 256,229 Shares)		$17.27
Net Asset Value – Delaware Balanced Fund
Class R ($288,335 / 16,704 Shares)		$17.26
Net Asset Value – Delaware Balanced Fund
Institutional Class ($1,899,194 / 109,733 Shares)		$17.31

Components of Net Assets at April 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$227,007,234
Undistributed net investment income	562,721
Accumulated net realized loss on investments	(21,218,788)
Net unrealized depreciation of investments	(736,756)
Total net assets	$205,614,411

Statement of net assets
Delaware Balanced Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $5,814,208, which represented 2.83% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2008.

•	Variable rate security. The rate shown is the rate as of April 30, 2008.

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

‡	Non-income producing security. Security is currently in default.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

P	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted security was $3,296,664 or 1.60% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $3,832,482, which represented 1.86% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2008, the aggregate amount of fair valued securities was $22,938, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

¥	Fully or partially pledged as collateral for financial futures contracts.

©	Includes $16,253,203 of securities loaned.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 11 in “Notes to financial statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
Assured Gty — Insured by the Assured Guaranty Corporation
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
NIM — Net Interest Margin
PIK — Pay-in-Kind
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Balanced Fund
Net asset value Class A (A)	$17.29
Sales charge (5.75% of offering price) (B)	1.05
Offering price	$18.34

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

Statement of net assets
Delaware Balanced Fund

The following futures contracts, swap contracts and written options contracts were outstanding at April 30, 2008:

Futures Contract1

				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
1 U.S. Treasury 5 yr Note	$111,471	$111,984	6/30/08	$513

Swap Contracts2
Credit Default Swap Contracts

		Annual		Unrealized
Swap Counterparty &		Protection	Termination	Appreciation
Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food 10 yr CDS	$300,000	0.77%	12/20/17	$ 3,186
JPMorgan Chase Bank
Embarq 7 yr CDS	75,000	0.77%	9/20/14	5,235
Lehman Brothers
Capmark Financial Group 5 yr CDS	125,000	1.65%	9/20/12	27,837
Gannet 7 yr CDS	222,000	0.88%	9/20/14	14,036
Home Depot 5 yr CDS	235,000	0.50%	9/20/12	6,380
New York Times 7 yr CDS	222,000	0.75%	9/20/14	16,918
Sara Lee 7 yr CDS	222,000	0.60%	9/20/14	(1,171)
Target 5 yr CDS	250,000	0.57%	12/20/12	1,492
Washington Mutual
4 yr CDS	69,300	0.85%	9/20/11	5,898
10 yr CDS	120,000	3.15%	12/20/17	(7,369)
				$72,442

Written Options3

					Unrealized
Number of					Appreciation
Contracts	Notional Value	Exercise Price	Expiration Date	Description	(Depreciation)
(27)	$ 2,700,000	119.50	6/19/08	U.S. Treasury 10 yr Future	$ 16,015
(13)	1,300,000	112.50	7/20/08	U.S. Treasury 10 yr Future	3,219
(77)	7,700,000	115.50	5/23/08	U.S. Treasury 10 yr Future	(14,561)
	$11,700,000				$ 4,673

The use of futures contracts, swap contracts and written options involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 10 in “Notes to financial statements.”
3See Note 9 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Balanced Fund	Six Months Ended April 30, 2008 (Unaudited)

Investment Income:
Dividends	$1,983,995
Interest	1,783,232
Securities lending income	67,942	$ 3,835,169

Expenses:
Management fees	695,312
Distribution expenses – Class A	217,678
Distribution expenses – Class B	47,177
Distribution expenses – Class C	23,834
Distribution expenses – Class R	715
Dividend disbursing and transfer agent fees and expenses	201,160
Accounting and administration expenses	42,788
Registration fees	34,457
Reports and statements to shareholders	26,446
Legal fees	26,430
Pricing fees	14,451
Audit and taxes	11,317
Trustees’ fees	5,533
Custodian fees	3,395
Insurance fees	2,533
Consulting fees	2,157
Dues and services	1,483
Trustees’ expenses	580	1,357,446
Less waived distribution expenses – Class R		(119)
Less expense paid indirectly		(2,718)
Total operating expenses		1,354,609
Net Investment Income		2,480,560

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments		4,582,678
Future contracts		264,561
Options written		134,610
Swap contracts		357,295
Net realized gain		5,339,144
Net change in unrealized appreciation/depreciation of investments		(25,642,163)
Net Realized and Unrealized Loss on Investments		(20,303,019)

Net Decrease in Net Assets Resulting from Operations		$(17,822,459)

See accompanying notes

Statements of changes in net assets
Delaware Balanced Fund

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 2,480,560	$ 5,777,336
Net realized gain on investments	5,339,144	8,282,891
Net change in unrealized
appreciation/depreciation of investments	(25,642,163)	1,507,367
Net increase (decrease) in net assets
resulting from operations	(17,822,459)	15,567,594

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,422,766)	(6,159,676)
Class B	(122,243)	(311,119)
Class C	(63,753)	(108,722)
Class R	(3,224)	(4,221)
Institutional Class	(37,422)	(67,401)
	(3,649,408)	(6,651,139)
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,883,197	10,144,397
Class B	269,661	1,333,642
Class C	476,021	850,890
Class R	155,850	24,169
Institutional Class	105,239	349,627

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,526,953	4,491,222
Class B	115,301	294,851
Class C	60,609	102,923
Class R	3,224	4,221
Institutional Class	37,422	66,935
	7,633,477	17,662,877

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,068,995)	$(25,394,942)
Class B	(2,819,309)	(8,775,687)
Class C	(859,576)	(1,295,578)
Class R	(32,798)	(8,015)
Institutional Class	(356,264)	(254,535)
	(16,136,942)	(35,728,757)
Decrease in net assets derived from capital share transactions	(8,503,465)	(18,065,880)
Net Decrease in Net Assets	(29,975,332)	(9,149,425)

Net Assets:
Beginning of period	235,589,743	244,739,168
End of period (including undistributed
net investment income of $562,721
and $1,476,780, respectively)	$205,614,411	$235,589,743

See accompanying notes

Financial highlights
Delaware Balanced Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflect a waiver by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$19.030	$18.350	$16.290	$15.630	$15.060	$13.390

0.208	0.459	0.422	0.342	0.190	0.182
(1.644)	0.746	2.105	0.580	0.592	1.749
(1.436)	1.205	2.527	0.922	0.782	1.931

(0.304)	(0.525)	(0.467)	(0.262)	(0.212)	(0.261)
(0.304)	(0.525)	(0.467)	(0.262)	(0.212)	(0.261)

$17.290	$19.030	$18.350	$16.290	$15.630	$15.060

(7.59% )	6.63%	15.80%	5.91%	5.28%	14.53%

$190,864	$216,284	$219,048	$214,273	$232,351	$257,950
1.22%	1.19%	1.20%	1.20%	1.27%	1.35%

1.25%	1.22%	1.24%	1.24%	1.31%	1.38%
2.37%	2.43%	2.48%	2.12%	1.23%	1.30%

2.34%	2.40%	2.44%	2.08%	1.19%	1.27%
137%	132%	128%	203%	244%	249%

Financial highlights
Delaware Balanced Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$19.030	$18.360	$16.300	$15.630	$15.060	$13.410

0.139	0.311	0.288	0.214	0.067	0.073
(1.645)	0.738	2.106	0.582	0.594	1.743
(1.506)	1.049	2.394	0.796	0.661	1.816

(0.234)	(0.379)	(0.334)	(0.126)	(0.091)	(0.166)
(0.234)	(0.379)	(0.334)	(0.126)	(0.091)	(0.166)

$17.290	$19.030	$18.360	$16.300	$15.630	$15.060

(7.95% )	5.75%	14.89%	5.10%	4.40%	13.66%

$8,137	$11,569	$18,075	$20,658	$26,254	$30,353
2.00%	1.97%	1.99%	1.98%	2.07%	2.13%
1.59%	1.65%	1.69%	1.33%	0.43%	0.52%
137%	132%	128%	203%	244%	249%

Financial highlights
Delaware Balanced Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$19.010	$18.340	$16.280	$15.620	$15.040	$13.400

0.139	0.311	0.288	0.215	0.067	0.073
(1.645)	0.738	2.106	0.571	0.604	1.733
(1.506)	1.049	2.394	0.786	0.671	1.806

(0.234)	(0.379)	(0.334)	(0.126)	(0.091)	(0.166)
(0.234)	(0.379)	(0.334)	(0.126)	(0.091)	(0.166)

$17.270	$19.010	$18.340	$16.280	$15.620	$15.040

(7.96% )	5.76%	14.91%	5.03%	4.47%	13.60%

$4,426	$5,228	$5,377	$5,638	$7,518	$7,710
2.00%	1.97%	1.99%	1.98%	2.07%	2.13%
1.59%	1.65%	1.69%	1.33%	0.43%	0.52%
137%	132%	128%	203%	244%	249%

Financial highlights
Delaware Balanced Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

					6/2/03[2]
Six Months Ended	Year Ended				to
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$18.990	$18.320	$16.270	$15.600	$15.030	$14.500

0.184	0.406	0.373	0.283	0.131	0.050
(1.636)	0.736	2.098	0.577	0.598	0.564
(1.452)	1.142	2.471	0.860	0.729	0.614

(0.278)	(0.472)	(0.421)	(0.190)	(0.159)	(0.084)
(0.278)	(0.472)	(0.421)	(0.190)	(0.159)	(0.084)

$17.260	$18.990	$18.320	$16.270	$15.600	$15.030

(7.74% )	6.34%	15.44%	5.52%	4.87%	4.25%

$288	$181	$155	$5	$3	$—
1.50%	1.47%	1.49%	1.56%	1.66%	1.74%

1.60%	1.57%	1.59%	1.58%	1.66%	1.74%
2.09%	2.15%	2.19%	1.75%	0.83%	0.70%

1.99%	2.05%	2.09%	1.73%	0.83%	0.70%
137%	132%	128%	203%	244%	249% [5]

Financial highlights
Delaware Balanced Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$19.050	$18.370	$16.310	$15.640	$15.070	$13.400

0.227	0.500	0.458	0.377	0.223	0.213
(1.642)	0.745	2.107	0.576	0.601	1.748
(1.415)	1.245	2.565	0.953	0.824	1.961

(0.325)	(0.565)	(0.505)	(0.283)	(0.254)	(0.291)
(0.325)	(0.565)	(0.505)	(0.283)	(0.254)	(0.291)

$17.310	$19.050	$18.370	$16.310	$15.640	$15.070

(7.47% )	6.85%	16.04%	6.11%	5.49%	14.83%

$1,899	$2,328	$2,084	$3,507	$3,664	$7,125
1.00%	0.97%	0.99%	0.98%	1.06%	1.13%
2.59%	2.65%	2.69%	2.33%	1.43%	1.52%
137%	132%	128%	203%	244%	249%

Notes to financial statements
Delaware Balanced Fund	April 30, 2008 (Unaudited)

Delaware Group Equity Funds I (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Balanced Fund and Delaware Mid Cap Value Fund. These financial statements and related notes pertain to the Delaware Balanced Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B share will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements
Delaware Balanced Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2008, the Fund was charged $5,349 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

DDLP has contracted to limit distribution and service fees through February 28, 2009 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. The contractual waiver for Class A shares is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At April 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$109,365
Dividend disbursing, transfer agent fees,
and other expenses payable to DSC	36,064
Distribution fee payable to DDLP	44,876
Other expenses payable to DMC and affiliates*	33,101

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2008, the Fund was charged $8,017 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2008, DDLP earned $6,926 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2008, DDLP received gross CDSC commissions of $40, $3,982 and $289 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Balanced Fund

3. Investments

For the six months ended April 30, 2008, the Fund made purchases of $91,772,873 and sales of $ 98,337,898 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended April 30, 2008, the Fund made purchases of $52,521,305 and sales of $53,628,307 of long-term U.S. government securities.

At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments was $227,697,111. At April 30, 2008, the net unrealized depreciation was $1,257,177 of which $15,459,515 related to unrealized appreciation of investments and $16,716,692 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/08*	10/31/07
Ordinary income	3,649,408	$6,651,139

*Tax information for the period ended April 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$227,007,234
Undistributed ordinary income	639,548
Realized gains 11/1/07 – 4/30/08	4,908,400
Capital loss carryforwards as of 10/31/07	(25,651,772)
Other temporary differences	(31,811)
Unrealized depreciation of investments	(1,257,188)
Net assets	$205,614,411

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, interest accrual on defaulted securities, contingent payment debt instruments, mark-to-market on futures contracts, and tax treatment of market discount and premium on debt instruments, CDS contracts and interest rate swaps.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, CDS contracts, contingent payment debt instruments, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$254,789
Accumulated net realized gain (loss)	(254,789)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at October 31, 2007 will expire as follows: $19,869,864 expires in 2010 and $5,781,908 expires in 2011.

For the six months ended April 30, 2008, the Fund had capital gains of $4,908,400 which may reduce the capital loss carryforwards.

Notes to financial statements
Delaware Balanced Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
Shares sold:
Class A	219,504	535,462
Class B	15,450	70,661
Class C	26,924	45,167
Class R	8,889	1,283
Institutional Class	6,035	18,723

Shares issued upon reinvestment of dividends and distributions:
Class A	141,451	239,062
Class B	6,418	15,722
Class C	3,381	5,488
Class R	182	225
Institutional Class	2,093	3,557
	430,327	935,350
Shares repurchased:
Class A	(689,192)	(1,342,538)
Class B	(159,253)	(462,993)
Class C	(49,076)	(68,865)
Class R	(1,899)	(429)
Institutional Class	(20,620)	(13,493)
	(920,040)	(1,888,318)
Net decrease	(489,713)	(952,968)

For the six months ended April 30, 2008 and the year ended October 31, 2007, 81,885 Class B shares were converted to 81,812 Class A shares valued at $1,454,053 and 225,912 Class B shares were converted to 225,763 Class A shares valued at $4,291,260, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2008, or at any time during the period then ended.

8. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. Options Written

During the six months ended April 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended April 30, 2008 for the Fund were as follows:

	Number
	of contracts	Premiums
Options outstanding at October 31, 2007	—	$—
Options written	364	227,011
Options expired	(142)	(98,095)
Options terminated in closing purchase transactions	(105)	(60,898)
Options outstanding at April 30, 2008	117	$68,018

Notes to financial statements
Delaware Balanced Fund

10. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended April 30, 2008, the Fund entered into CDS contracts as a purchaser protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains)

on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended April 30, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

11. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower.

Notes to financial statements
Delaware Balanced Fund

11. Securities Lending (continued)

The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of the securities on loan was $16,253,203, for which the Fund received collateral, comprised of non-cash collateral valued at $2,713,021, and cash collateral of $13,935,415. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

12. Credit and Market Risk

The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Take one step toward a cleaner environment with eDelivery.

  Reduce the paper at your home or office.
  Access reports and prospectuses online 24 hours each day — or download and store them yourself.
  Easily search your documents for specific information via Adobe Acrobat.
  Print just what you want — or not.
  Enjoy your less cluttered home or office.

Visit www.delawareinvestments.com/edelivery

This page is not part of the semiannual report.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments® secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

  Hassle-free investing — Make online purchases and redemptions at any time.

  Simplified tax processing — Automatically retrieve your Delaware Investments accounts’ 1099 information and import it directly into your 1040 tax return. Available only with TurboTax®  OnlineSM and Desktop software — www.turbotax.com.

  Less mail clutter — Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

Visit www.delawareinvestments.com/edelivery

This page is not part of the semiannual report.

SA-002 [4/08] DG3 6/08 MF- 08-05-028 PO 12987 (3179)

Semiannual report

Delaware Mid Cap Value Fund

April 30, 2008

Value equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	9

Statement of changes in net assets	10

Financial highlights	11

Notes to financial statements	12

Other Fund information	18

About the organization	20

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period November 1, 2007 to April 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 to April 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	11/01/07	4/30/08	Expense Ratio	11/1/07 to 4/30/08*
Actual Fund return**
Class A	$1,000.00	$1,026.09	1.00%	$ 5.04
Institutional Class	1,000.00	1,026.09	1.00%	5.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.89	1.00%	$ 5.02
Institutional Class	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Commenced operations on 2/1/08. The actual return was divided by the number of days in operation, 90, and multiplied by the number of days in the six month period, 182.

2

Sector allocation and top 10 holdings
Delaware Mid Cap Value Fund	As of April 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	95.81%
Basic Industry	11.47%
Business Services	2.35%
Capital Spending	8.11%
Conglomerates	1.20%
Consumer Cyclical	3.28%
Consumer Services	9.71%
Consumer Staples	4.31%
Energy	10.94%
Financial Services	15.17%
Health Care	6.01%
Real Estate	3.98%
Technology	10.73%
Transportation	1.71%
Utilities	6.84%
Repurchase Agreements	4.29%
Total Value of Securities	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
FMC	2.17%
Dollar Tree	1.87%
Nucor	1.86%
Cummins	1.86%
Newfield Exploration	1.80%
Becton, Dickinson	1.77%
Harsco	1.76%
Public Service Enterprise Group	1.73%
Reynolds American	1.60%
Archer-Daniels-Midland	1.52%

3

Statement of net assets
Delaware Mid Cap Value Fund	April 30, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 95.81%
Basic Industry – 11.47%
Ball	400	$21,512
Eastman Chemical	200	14,700
FMC	700	43,946
Masco	400	7,284
Nucor	500	37,750
†Pactiv	700	16,653
PPG Industries	200	12,274
RPM International	900	20,070
Sherwin-Williams	300	16,596
Sigma-Aldrich	300	17,106
St. Joe	600	24,402
		232,293
Business Services – 2.35%
Brink’s	300	21,825
Donnelley (R.R.) & Sons	400	12,256
Manpower	200	13,426
		47,507
Capital Spending – 8.11%
Cummins	600	37,590
†Energizer Holdings	200	15,812
Harsco	600	35,598
PACCAR	300	14,196
Parker Hannifin	300	23,955
Republic Services	600	19,074
Timken	500	18,075
		164,300
Conglomerates – 1.20%
Textron	400	24,404
		24,404
Consumer Cyclical – 3.28%
Borg Warner	600	29,490
Eaton	100	8,784
Johnson Controls	800	28,208
		66,482

4

	Number of shares	Value
Common Stock (continued)
Consumer Services – 9.71%
†Dollar Tree	1,200	$ 37,920
Fortune Brands	200	13,524
Hasbro	500	17,780
Macy’s	1,100	27,819
Marriott International Class A	800	27,440
Meredith	300	9,723
PetSmart	500	11,190
Ross Stores	700	23,443
Tiffany & Company	300	13,062
VF	200	14,876
		196,777
Consumer Staples – 4.31%
Archer-Daniels-Midland	700	30,842
Del Monte Foods	1,400	12,628
Reynolds American	600	32,310
†Smithfield Foods	400	11,472
		87,252
Energy – 10.94%
Chesapeake Energy	400	20,680
El Paso	900	15,426
ENSCO International	300	19,119
Equitable Resources	400	26,548
Marathon Oil	500	22,785
†Newfield Exploration	600	36,456
Questar	300	18,609
Rowan	700	27,293
Sempra Energy	300	17,001
Williams	500	17,750
		221,667
Financial Services – 15.17%
American Financial Group	800	21,936
Associated Banc-Corp	500	14,135
Bank of Hawaii	500	27,415
Berkley (W.R.)	1,100	28,259
Colonial BancGroup	1,400	11,396
Loews	500	21,055
Marshall &Ilsley	700	17,486
Nationwide Financial Services Class A	600	30,072

5

Statement of net assets
Delaware Mid Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Financial Services (continued)
Northern Trust	200	$ 14,822
Protective Life	500	21,310
Raymond James Financial	700	20,139
Regions Financial	400	8,768
Reinsurance Group of America	400	20,792
StanCorp Financial Group	400	20,496
TCF Financial	400	6,960
Torchmark	200	12,948
Zions Bancorporation	200	9,270
		307,259
Health Care – 6.01%
Becton, Dickinson	400	35,760
CIGNA	300	12,813
McKesson	400	20,848
Service International	1,900	21,109
Universal Health Services Class B	300	18,792
†Watson Pharmaceuticals	400	12,416
		121,738
Real Estate – 3.98%
Boston Properties	200	20,098
Brandywine Realty Trust	1,000	17,450
Highwoods Properties	600	21,024
Kimco Realty	300	11,973
Simon Property Group	100	9,986
		80,531
Technology – 10.73%
†Adobe Systems	700	26,103
†Agilent Technologies	400	12,084
†Avnet	500	13,095
†Computer Sciences	300	13,077
†Compuware	2,300	17,342
Electronic Data Systems	1,100	20,416
Goodrich	200	13,630
National Semiconductor	600	12,234
Rockwell Automation	400	21,692
†Sybase	1,000	29,420
†Synopsys	900	20,799
†Thermo Fisher Scientific	300	17,361
		217,253

6

	Number of shares	Value
Common Stock (continued)
Transportation – 1.71%
Canadian National Railway	300	$ 15,717
CSX	300	18,885
		34,602
Utilities – 6.84%
CenturyTel	300	9,735
Edison International	400	20,868
Energy East	600	13,680
PG&E	400	16,000
PPL	600	28,812
Public Service Enterprise Group	800	35,128
Wisconsin Energy	300	14,238
		138,461
Total Common Stock (cost $1,900,416)		1,940,526

	Principal amount
Repurchase Agreements* – 4.29%
BNP Paribas 1.95%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $67,044
(collateralized by U. S. Government obligations,
ranging in par value $6,630-$42,270,
3.375%-5.125%, 6/15/09-6/30/11;
with total market value $68,385)	$67,040	67,040
UBS Warburg 1.93%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $19,961
(collateralized by U. S. Government obligations,
par value $19,980, 3.375% 9/15/09;
with market value $20,379)	19,960	19,960
Total Repurchase Agreements (cost $87,000)		87,000
Total Value of Securities – 100.10% (cost $1,987,416)		2,027,526
Liabilities Net of Receivables and Other Assets – (0.10%)		(2,109)
Net Assets Applicable to 235,299 Shares Outstanding – 100.00%		$2,025,417

Net Asset Value – Delaware Mid Cap Value Fund
Class A ($27.34 / 3.176 Shares)		$8.61
Net Asset Value – Delaware Mid Cap Value Fund
Institutional Class ($2,025,390 / 235,296 Shares)		$8.61

7

Statement of net assets
Delaware Mid Cap Value Fund

Components of Net Assets at April 30, 2008:
Shares of beneficial interest (unlimited authorization - no par)	$2,000,040
Undistributed net investment income	4,415
Accumulated net realized loss on investments	(19,148)
Net unrealized appreciation of investments	40,110
Total net assets	$ 2,025,417

†Non-income producing security for the period ended April 30, 2008.
*See Note 1 in “Notes to financial statements.”

Net Asset Value and Offering Price per Share —
Delaware Mid Cap Value Fund
Net asset value Class A (A)	$8.61
Sales charges (5.75% of offering price) (B)	0.53
Offering price	$9.14

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

8

Statement of operations
Delaware Mid Cap Value Fund	February 1, 2008* to April 30, 2008 (Unaudited)

Investment Income:
Dividends	$8,045
Interest	1,205
Foreign tax withheld	(10)
9,240
Expenses:
Management fees	3,612
Legal fees	7,947
Audit and tax	3,683
Pricing fees	1,270
Reports and statements to shareholders	1,179
Registration fees	1,023
Accounting and administration expenses	193
Custodian fees	123
Insurance fees	46
Dividend disbursing and transfer agent fees and expenses	20
Trustees’ fees	11
19,107
Less expenses absorbed or waived	(14,276)
Less expense paid indirectly	(9)
Total operating expenses	4,822
Net Investment Income	4,418
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized loss on:
Investments	(19,148)
Foreign currencies	(3)
Net realized loss	(19,151)
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	40,110
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	20,959
Net Increase in Net Assets Resulting from Operations	$25,377

*Commencement of operations.

See accompanying notes

9

Statement of changes in net assets
Delaware Mid Cap Value Fund

2/1/08*
to
4/30/08
(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,418
Net realized loss on investments and foreign currencies	(19,151)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	40,110
Net increase in net assets resulting from operations	25,377

Capital Share Transactions:
Proceeds from shares sold:
Class A	27
Institutional Class	2,000,013
Increase in net assets derived from capital share transactions	2,000,040
Net Increase in Net Assets	2,025,417

Net Assets:
Beginning of period	—
End of period
(including undistributed net investment Income of $4,415)	$2,025,417

*Commencement of operations.

See accompanying notes

10

Financial highlights
Delaware Mid Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

	Delaware Mid Cap Value Fund
			Institutional
	Class A		Class
	2/1/08[1]		2/1/08[1]
	to		to
	4/30/08		4/30/08
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$8.500		$8.500

Income from investment operations:
Net investment income[2]	0.019		0.019
Net realized and unrealized gain on investments
and foreign currencies	0.091		0.091
Total from investment operations	0.110		0.110

Net asset value, end of period	$8.610		$8.610

Total Return[3]	1.29%		1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	—		$2,025
Ratio of expenses to average net assets	1.00%		1.00%
Ratio of expenses to average net assets prior to
fees waived and expense paid indirectly	3.97%		3.97%
Ratio of net investment income to average net assets	0.92%		0.92%
Ratio of net investment loss to average net assets prior to
fees waived and expense paid indirectly	(2.05%	)	(2.05% )
Portfolio turnover	10%		10%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver by the manager and a voluntary waiver by the distributor, as applicable. Performance would have been lower had the voluntary waivers not been in effect.

See accompanying notes

11

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2008 (Unaudited)

Delaware Group Equity Funds I (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Balanced Fund and Delaware Mid Cap Value Fund. These financial statements and related notes pertain to the Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Fund is available only to certain residents of certain states. As of April 30, 2008, Class C and Class R had not commenced operations.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

12

Federal Income Taxes — The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

13

Notes to financial statements
Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in the custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 1.00% of average daily net assets of the Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the period February 1, 2008 to April 30, 2008, the Fund was charged $24 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has elected voluntarily to waive all such distribution and service fees at this time. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

14

At April 30, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent fees
and other expenses payable to DSC	$1,519
Other expenses payable to DMC and affiliates*	10,766
Receivable from DMC under expense limitation agreement	10,664

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the period February 1, 2008 to April 30, 2008, the Fund was charged $37 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the period February 1, 2008 to April 30, 2008, the Fund made purchases of $1,964,615 and sales of $45,051 of investment securities other than short-term investments.

At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At April 30, 2008, the cost of investments was $1,987,416. At April 30, 2008, the net unrealized appreciation was $40,110 of which $123,545 related to unrealized appreciation of investments and $83,435 related to unrealized depreciation of investments.

4. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of April 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,000,040
Undistributed ordinary income	4,415
Realized losses 11/1/07 – 4/30/08	(19,148)
Unrealized appreciation of investments	40,110
Net assets	$2,025,417

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period ended April 30, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

15

Notes to financial statements
Delaware Mid Cap Value Fund

4. Components of Net Assets on a Tax Basis (continued)

Undistributed net investment income	$(3)
Accumulated net realized gain (loss)	3

5. Capital Shares

Transactions in capital shares were as follows:

2/1/08* to 4/30/08
Shares sold:
Class A	3
Institutional Class	235,296
Net increase	235,299

*Commencement of operations.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2008, or at any time during the period then ended.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

16

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

Other Fund information (unaudited)
Delaware Mid Cap Value Fund

Board Consideration of Delaware Mid Cap Value Fund Investment Advisory Agreement

At a meeting held on November 14-15, 2007 (Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the Investment Advisory Agreement for the Delaware Mid Cap Value Fund (Fund). In making its decision, the Board considered information furnished at the Meeting specifically in connection with the approval of the Investment Advisory Agreement between the Fund and Delaware Management Company (DMC). The materials provided by DMC and its affiliated (Delaware Investments) included: the level of services to be provided to the Fund; the costs of such services to the Fund; economies of scale; and the financial condition and profitability of Delaware Investments. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in this investment style which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract approval considerations.

Nature, Extent And Quality of Service. Consideration was given to the services to be provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as compliance of portfolio managers with the investment policies, strategies and restrictions, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

18

Investment Performance. The Board considered the investment performance of DMC. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the historical and comparative reports prepared by Lipper Inc. (Lipper; an independent statistical compilation organization) for prior annual contract renewal meetings. The Lipper reports compared the investment performance and expenses of other funds managed by DMC within the Delaware Investments Family of Funds against other comparable mutual funds.

Comparative Expenses. The Board considered management fee and total expense comparison data for the proposed Fund and other comparable funds presented in the Board materials. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range. The Board was satisfied with the proposed management fees and total expenses of the Fund in comparison to other similar mid-cap value funds.

Management Profitability. The Board considered the level of profits to be realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board considered the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure for special domestic equity funds. Nonetheless, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

19

About the organization

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Mid Cap Value Fund, which is available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For most recent performance, please call 800 523-1918.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

20

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

21

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments® secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

  Hassle-free investing — Make online purchases and redemptions at any time.

  Simplified tax processing — Automatically retrieve your Delaware Investments accounts’ 1099 information and import it directly into your 1040 tax return. Available only with TurboTax® OnlineSM and Desktop software — www.turbotax.com.

  Less mail clutter — Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

Visit www.delawareinvestments.com/edelivery

This page is not part of the semiannual report.

SA-577 [4/08] DEL 6/08 MF-08-05-027 PO 12981 (3182)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

	(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP EQUITY FUNDS I

PATRICK P. COYNE

By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 3, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE

By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 3, 2008

RICHARD SALUS

By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 3, 2008